Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Accrued expenses	$ 535	$ 542
Postretirement health care and life insurance benefits	416	452
Property, plant and equipment	6	5
Pension liabilities and assets	41	222
Foreign NOL carryforwards	111	101
State and local taxes, including state NOL	107	103
Tax credit carryforwards	32	92
Other	61	73
Total Gross Deferred Tax Assets	1,309	1,590
Less: valuation allowance	(151)	(1,164)
Total Net Deferred Tax Assets	1,158	426
Property, plant and equipment	315	333
State and local taxes, including state NOL	63	20
Lease transactions	1	3
Other	133	161
Total Deferred Tax Liabilities	512	517
Net Deferred Tax Assets/(Liabilities)	$ 646	$ (91)